Asset Retirement Obligations	9 Months Ended
Sep. 30, 2022
Asset Retirement Obligations
Asset Retirement Obligations

11. Asset Retirement Obligations

The following is a continuity of the Company’s asset retirement obligations:

	September 30, 2022	December 31, 2021
Balance at the beginning of period	$8,993,108	$9,355,422
Accretion expense	147,307	91,982
Change in estimate	(1,016,578)	(454,296)
Balance at the end of period	$8,123,837	$8,993,108

The Company’s asset retirement obligations (ARO)result from its interest in oil and gas assets including well sites. The total ARO is estimated based on the Company’s net ownership interest in all sites, estimated costs to reclaim and abandon these wells and the estimated timing of the costs to be included in future years. The Company estimated the total undiscounted amount required to settle the ARO as at September 30, 2022 is $8.2 million (December 31, 2021 - $8.2 million). The ARO is calculated using an inflation rate of 2.5% (December 31, 2021 – 2.5%) and discounted using an interest free rate of 3.91% (December 31, 2021 – 1.49%).